Commitments and Contingencies - Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements (Details)	Dec. 31, 2025 USD ($)
Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements [Abstract]
For the twelve months ending December 31, 2026	$ 58,163,500
For the twelve months ending December 31, 2027 and thereafter	1,404,500
Total	$ 59,568,000